SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

20.    SEGMENT INFORMATION

The Company’s operations are in one business segment: the development, manufacturing and marketing of medical devices.  Each of the Company’s product lines has similar characteristics, customers, distribution and marketing strategies, and are subject to similar regulatory requirements.  Substantially all of the Company’s long-lived assets are located in Canada.  The Company carries on business in Canada, the United States and Europe.  The Company earns revenue from sales to customers in the following geographic locations:

	For the years ended December 31,
	2019	2018	2017
REVENUE
Europe	$1,863,032	$1,600,633	$466,471
Rest of the World	229,000	148,500	4,393,303
United States	—	—	529,240
	$2,092,032	$1,749,133	$5,389,014

Sales to the Company’s three largest customers accounted for approximately 12%,  9%, and 8% of the Company’s sales for the twelve months ended December 31, 2019.  Sales to the Company’s three largest customers accounted for approximately 28%,  9%, and 9% of the Company’s sales for the twelve months ended December 31, 2018. Sales to the Company’s three largest customers accounted for approximately 57%,  9%, and 6% of the Company’s sales for the twelve months ended December 31, 2017.